Strategic Funding (Details)					1 Months Ended	12 Months Ended
	Sep. 07, 2023 USD ($)	Mar. 01, 2023 $ / shares shares	Jan. 30, 2023 USD ($)	Dec. 01, 2022 $ / shares shares	Oct. 27, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Sep. 14, 2023 shares	Sep. 01, 2023 shares	Nov. 30, 2022 USD ($)	Aug. 08, 2022 USD ($)	Dec. 27, 2021 shares
Strategic Funding [Line Items]
Funded amount (in Dollars)											$ 4,000,000
Cash commitment (in Dollars)					$ 4,000,000					$ 333
Additional funding (in Dollars)					$ 2,000,000
Debt installments percentage					100.00%
Weighted effective interest rate						34.92%
Warrants granted (in Shares) | shares						5,006,386
Warrants issued (in Shares) | shares						2,393,740	140,135	187,225				100,000
Exercise price per share (in Dollars per share) | $ / shares						$ 2.72
Shares vested
Ordinary shares exceeds percentage						150.00%
Due amount (in Dollars)			$ 111,000
Total amount (in Dollars)			2,000,000
Original tranche amount (in Dollars)			$ 333,000
Amount repaid (in Dollars)	$ 100,000
Repayment amount percentage (in Dollars)	$ 100
Extend tranches	30 months
Original tranches	24 months
Total consideration warrants (in Dollars)	$ 500,000
Canceled warrant (in Dollars)	366,000
Risk free interest rate						5.32%	4.59%
Expected term						2 years 6 months
Expected volatility						91.00%	69.28%
Other equity reserve (in Dollars)	274,000
Profit or loss as finance expense (in Dollars)	$ 349,000
Effective interest rate	18.70%
Tranches 1-2 [Member]
Strategic Funding [Line Items]
Cash commitment (in Dollars)											2,000,000
Tranches 3-8 [Member]
Strategic Funding [Line Items]
Cash commitment (in Dollars)											$ 2,000,000
Tranche 2 [Member]
Strategic Funding [Line Items]
Cash commitment (in Dollars)					$ 1,000,000
Bottom of range [member]
Strategic Funding [Line Items]
Risk free interest rate						3.14%
Expected term						3 years 3 days
Expected volatility rate						95.76%
Risk free interest rate						4.01%	4.11%
Expected volatility						81.07%	69.93%
Top of range [member]
Strategic Funding [Line Items]
Risk free interest rate						4.30%
Expected term						3 years 10 months 6 days
Expected volatility rate						99.96%
Risk free interest rate						4.92%	4.73%
Expected volatility						94.33%	98.87%
Minimum [Member]
Strategic Funding [Line Items]
Risk free interest rate	4.66%
Expected term	1 year 11 months 4 days
Expected volatility	77.29%
Maximum [Member]
Strategic Funding [Line Items]
Risk free interest rate	4.99%
Expected term	2 years 11 months 23 days
Expected volatility	79.22%
Series A Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares				2,068,966
Exercise price per share (in Dollars per share) | $ / shares				$ 0.725
Shares vested				1,034,483
Percentage of shares are fully vested				50.00%
Remaining shares vested (in Shares) | shares				1,034,438
Percentage of warrants cancelled						50.00%
Fair value of warrants (in Dollars)						$ 596
Series B Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares				344,828
Exercise price per share (in Dollars per share) | $ / shares				$ 1.45
Shares vested				172,414
Percentage of shares are fully vested				50.00%
Remaining shares vested (in Shares) | shares				172,414
Percentage of warrants cancelled						50.00%
Fair value of warrants (in Dollars)						$ 596
Series C Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares		2,222,222
Exercise price per share (in Dollars per share) | $ / shares		$ 0.675
Shares vested		1,111,111
Percentage of shares are fully vested		50.00%
Remaining shares vested (in Shares) | shares									1,111,111
Percentage of warrants cancelled						50.00%
Fair value percentage of warrants						50.00%
Percentage of warrants on pro rata basis						50.00%
Series C Warrants [Member] | Accounting treatment [Member]
Strategic Funding [Line Items]
Percentage of warrants cancelled						50.00%
Series D Warrants [Member]
Strategic Funding [Line Items]
Warrants issued (in Shares) | shares		370,370
Exercise price per share (in Dollars per share) | $ / shares		$ 1.35
Shares vested		185,185
Percentage of shares are fully vested		50.00%
Remaining shares vested (in Shares) | shares									185,185
Percentage of warrants cancelled						50.00%
Fair value percentage of warrants						50.00%
Series D Warrants [Member] | Accounting treatment [Member]
Strategic Funding [Line Items]
Percentage of warrants cancelled						50.00%